Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Balances with related parties included in:
Accounts receivable-related parties		$ 1,354		$ 2,782
Accounts payable		1,495		6,507
Amounts due from related parties		4,192		889
Marketing services
Related party transaction
Expenses		3,006	$ 10,029
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties		1,227		2,709
Amounts due from related parties		$ 3,294
Amounts due to related parties				$ 432
Issuance costs	$ 3,700
Maximum settlement period, interest free (in months)		1 month		1 month
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales		$ 5,334	5,243
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses		324	377
Indirect subsidiaries of CK Hutchison | Support services
Related party transaction
Expenses		698	682
Equity investees
Related party transaction
Purchases		1,792	1,812
Balances with related parties included in:
Accounts receivable-related parties		127		$ 73
Accounts payable		1,495		6,507
Amounts due from related parties		898		889
Other deferred income		1,147		$ 1,356
Equity investees | Research and development services
Related party transaction
Sales		373	7,308
Equity investees | Marketing services
Related party transaction
Expenses		$ 2,682	$ 9,652